Note 9 - Concentrations (Details Textual) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of Major Customers	2	2	1
Priority Payment Systems LLC [Member]
Concentration Risk, Percentage	20.00%	37.00%	32.00%	44.00%
BIN and ICA [Member]
Concentration Risk, Percentage	68.00%	43.00%	53.00%	38.00%
First Data Corp [Member]
Concentration Risk, Percentage	8.00%	10.00%	10.00%
Minimum [Member]
Concentration Risk, Percentage	5.00%	5.00%	5.00%